Performance Management	Aug. 03, 2026
Institutional Shares | The Brown Capital Management Small Company Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information.
Performance Narrative [Text Block]

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to those of a broad-based measure of market performance and to an index of securities that reflects the types of securities in which the Fund may invest. The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund’s results can be obtained by visiting: https://www.browncapital.com/investmentstrategies/smallcompanyfundinst/.

Performance Past Does Not Indicate Future [Text]	The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to those of a broad-based measure of market performance and to an index of securities that reflects the types of securities in which the Fund may invest.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

Quarterly Returns During This Time Period

Highest return for a quarter	36.52%	Quarter ended June 30, 2020
Lowest return for a quarter	-24.29%	Quarter ended December 31, 2018

Year-to-date return as of the most recent quarter ended June 30, 2026 was 1.78%

Year to Date Return, Label [Optional Text]	Year-to-date return
Bar Chart, Year to Date Return	1.78%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter
Highest Quarterly Return	36.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter
Lowest Quarterly Return	(24.29%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years
Small Company Fund (Institutional Shares) Before taxes After taxes on distributions After taxes on distributions and sale of shares	-11.28% -21.49% 0.85%	-7.13% -11.99% -4.99%	6.15% 2.56% 5.07%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	13.01%	3.18%	9.57%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://www.browncapital.com/investmentstrategies/smallcompanyfundinst/
Institutional Shares | The Brown Capital Management International Small Company Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information.
Performance Narrative [Text Block]

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the International Small Company Fund by showing changes in the International Small Company Fund’s performance from year to year and by showing how the International Small Company Fund’s average annual total returns compare to those of a broad-based measure of market performance and to an index of securities that reflects the types of securities in which the Fund may invest. The International Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Small Company Fund will perform in the future. Updated information on the International Small Company Fund’s results can be obtained by visiting: https://www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinst/.

Performance Past Does Not Indicate Future [Text]	The International Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Small Company Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the International Small Company Fund by showing changes in the International Small Company Fund’s performance from year to year and by showing how the International Small Company Fund’s average annual total returns compare to those of a broad-based measure of market performance and to an index of securities that reflects the types of securities in which the Fund may invest.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

Quarterly Returns During This Time Period

Highest return for a quarter	31.37%	Quarter ended June 30, 2020
Lowest return for a quarter	-19.52%	Quarter ended March 31, 2022

Year-to-date return as of the most recent quarter ended June 30, 2026 was -14.90%.

Year to Date Return, Label [Optional Text]	Year-to-date return
Bar Chart, Year to Date Return	(14.90%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter
Highest Quarterly Return	31.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter
Lowest Quarterly Return	(19.52%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years
International Small Company Fund Before taxes After taxes on distributions After taxes on distributions and sale of shares	-2.05% -2.05% -1.21%	-0.20% -0.47% -0.17%	9.53% 9.23% 7.76%
MSCI All Country World ex-USA Index (reflects no deduction for fees, expenses, or taxes)	32.39%	7.91%	8.41%
MSCI World Ex USA Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	29.69%	3.16%	7.43%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinst/
Investor Shares | The Brown Capital Management Small Company Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information.
Performance Narrative [Text Block]

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to those of a broad-based measure of market performance and to an index of securities that reflects the types of securities in which the Fund may invest. The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund’s results can be obtained by visiting: https://www.browncapital.com/investmentstrategies/smallcompanyfundinv/.

Performance Past Does Not Indicate Future [Text]	The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to those of a broad-based measure of market performance and to an index of securities that reflects the types of securities in which the Fund may invest.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

Quarterly Returns During This Time Period

Highest return for a quarter	36.46%	Quarter ended June 30, 2020
Lowest return for a quarter	-24.33%	Quarter ended December 31, 2018

Year-to-date return as of the most recent quarter ended June 30, 2026 was 1.70%.

Year to Date Return, Label [Optional Text]	Year-to-date return
Bar Chart, Year to Date Return	1.70%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter
Highest Quarterly Return	36.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter
Lowest Quarterly Return	(24.33%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns Period Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Period Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years
Small Company Fund Before taxes After taxes on distributions After taxes on distributions and sale of shares	-11.46% -22.33% 1.24%	-7.30% -12.40% -5.09%	5.95% 2.20% 4.92%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	13.01%	3.18%	9.57%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://www.browncapital.com/investmentstrategies/smallcompanyfundinv/
Investor Shares | The Brown Capital Management International Small Company Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information.
Performance Narrative [Text Block]

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International Small Company Fund by showing changes in the International Small Company Fund’s performance from year to year and by showing how the International Small Company Fund’s average annual total returns compare to those of a broad-based measure of market performance and to an index of securities that reflects the types of securities in which the Fund may invest. The International Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Small Company Fund will perform in the future. Updated information on the International Small Company Fund’s results can be obtained by visiting:

https://www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/.

Performance Past Does Not Indicate Future [Text]	The International Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Small Company Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International Small Company Fund by showing changes in the International Small Company Fund’s performance from year to year and by showing how the International Small Company Fund’s average annual total returns compare to those of a broad-based measure of market performance and to an index of securities that reflects the types of securities in which the Fund may invest.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

Quarterly Returns During This Time Period

Highest return for a quarter	31.32%	Quarter ended June 30, 2020
Lowest return for a quarter	-19.55%	Quarter ended March 31, 2022

Year-to-date return as of the most recent quarter ended June 30, 2026 was -15.03%.

Year to Date Return, Label [Optional Text]	Year-to-date return
Bar Chart, Year to Date Return	(15.03%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter
Highest Quarterly Return	31.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter
Lowest Quarterly Return	(19.55%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years
International Small Company Fund Before taxes After taxes on distributions After taxes on distributions and sale of shares	-2.30% -2.30% -1.36%	-0.43% -0.70% -0.34%	9.26% 8.95% 7.52%
MSCI All Country World ex-USA Index (reflects no deduction for fees, expenses, or taxes)	32.39%	7.91%	8.41%
MSCI World Ex USA Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	29.69%	3.16%	7.43%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/